Income Taxes - Schedule of Reconciliation of The Effrective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal tax benefit at statutory rate	(21.00%)	(21.00%)
State tax, net of federal benefit	(6.90%)	(6.90%)
Return to provision	(0.70%)
Permanent differences	0.40%	1.40%
Research and development	(5.40%)	(5.00%)
Change in valuation allowance	33.60%	31.50%
Effective tax rate	0.00%	0.00%